UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to December 31, 2025

Date of Report (Date of earliest event reported) N/A

Commission File Number of securitizer: 025-07276

Central Index Key Number of securitizer: 0002033519

_________________________

ACCELERATED SP 2024-1 LLC
__________________________

Thomas Balames
(248) 643-0800
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: _______________________

_________________________________________________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________

Central Index Key Number of underwriter (if applicable): ____________

_______________________________________________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

On September 19, 2024, TNL3-ACM, LLC (the “Sponsor”) organized and initiated an issuance of timeshare loan-backed securities, all of which were privately issued by Accelerated 2024-1 LLC (the “Issuer”).  The underlying transaction agreements relating to the issuance provides a covenant of the Sponsor and DBLV-ACM, LLC (“DBLV”) to repurchase individual pool assets (the “Timeshare Loans”) from the Issuer upon the breach of certain representations and warranties made by the Sponsor or DBLV, as applicable, concerning the Timeshare Loans. Neither the Sponsor nor  DBLV have received any demands to repurchase any of the Timeshare Loans from January 1, 2025 to the annual period ending on December 31, 2025. Accordingly, neither the Sponsor nor DBLV have any repurchase demand activity to report, which it has indicated by checking the appropriate box on the cover page of this initial Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Accelerated SP 2024-1 LLC	(Securitizer)

Date: 1/21/26

/s/ Thomas S. Balames	(Signature)

Thomas S. Balames
Authorized Person